Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 482	$ 424	$ 316
Increase related to current year tax positions	253	58	108
Balance at end of the year	$ 735	$ 482	$ 424